RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Right-of use assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Maximum [Member]
Right-of use assets
Lease incremental borrowing rate	18.00%
Minimum [Member]
Right-of use assets
Lease incremental borrowing rate	12.00%
Cost
Right-of use assets
Balance at beginning	$ 227,165	$ 85,532
Additions	159,066	141,633
Derecognition	(6,565)
Balance at end	379,666	227,165
Accumulated Depreciation
Right-of use assets
Derecognition	(4,690)
Balance at beginning	129,907	31,497
Depreciation	103,290	98,410
Balance at end	228,507	129,907
Carrying Amount
Right-of use assets
Balance at beginning	97,258
Balance at end	$ 151,159	$ 97,258